Other Information - Additional Information (Detail) R$ in Thousands, € in Millions		9 Months Ended
	Mar. 31, 2015 EUR (€) shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares	Sep. 08, 2014 shares R$ / Stock	Jun. 30, 2014 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities				R$ 21,447	R$ 116,532		€ 897
Average annual rate of return							3.60%
Value of securities delivered with no money involved | €	€ 897
Common shares , issued		8,538,277		519,752,000	519,752,000
Preferred shares , issued		17,076,554		155,915,000	155,915,000
Percentage of shares equivalent subject to option			10.00%
Percentage of shares equivalent no longer subject to option		18.00%
Debt instrument, interest rate				6.00%
Employee Stock Option
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common shares , issued		34,153,108	4,743,487
Preferred shares , issued		68,306,216	9,486,974
Call Option
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of the Call Option | R$				R$ 13,000
Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rate added on interbank deposit rate (CDI)						1.50%
PTIF | 6.25
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				6.25%
PTIF | 4.375% Notes Maturing In March 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				4.375%
PTIF | 5.242% Notes Maturing In November 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				5.242%
PTIF | 5.875% Notes Maturing In 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				5.875%
PTIF | 5.0% Notes Maturing In 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				5.00%
PTIF | 4.625% Notes Maturing In 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				4.625%
PTIF | 4.5% Notes Maturing In 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				4.50%
Oi Holanda | 5.625% Senior Notes Maturing In 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				5.625%
Oi Holanda | 5.75% Senior Notes Maturing In 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, interest rate				5.75%
Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exchanged Shares	47,434,872
Common Stock | Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares Subject to the Option						47,434,872
Shares Subject to the Option, exercise price | R$ / Stock						2.0104
Common Stock | Pharol | Before Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares	104,580,393
Investment owned, shares, percentage	37.66%
Common Stock | Pharol | After Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares	57,145,521
Investment owned, shares, percentage	24.81%
Preferred Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exchanged Shares	94,869,744
Preferred Stock | Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares Subject to the Option						94,869,744
Shares Subject to the Option, exercise price | R$ / Stock						1.8529
Preferred Stock | Pharol | Before Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares	172,025,273
Investment owned, shares, percentage	32.82%
Preferred Stock | Pharol | After Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares	77,155,529
Investment owned, shares, percentage	19.17%
Matured on July 15, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities | €							€ 847
Matured on July 17, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities | €							€ 50